American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

April 30, 2025

VIA EDGAR

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Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Select Funds
1933 Act File No. 333-88343
1940 Act File No. 811-09603

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Select Funds (the “Registrant”) hereby certifies (a) that the form of Prospectus used with respect to the American Beacon U.S. Government Money Market Select Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 55 (“Amendment No. 55”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon U.S. Government Money Market Select Fund does not differ from that contained in Amendment No. 55 to the Registrant’s Registration Statement, and (c) that Amendment No. 55 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc:	Kathy Ingber, Esq.
K&L Gates LLP